Contract Assets and Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Retention receivables net from joint ventures	$ 524,150	$ 494,121
Non-current portion	1,029,078	1,350,413
Customer unbilled revenue	5,762,506	10,346,326
Contract liabilities with joint ventures	359,629	536,341
Unbilled Revenues [Member] | Accounts Receivable [Member]
Disaggregation of Revenue [Line Items]
Customer unbilled revenue